CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 274,370	$ 262,154	$ 528,068	$ 515,461
OPERATING EXPENSES
Voyage expenses	(17,828)	(16,810)	(28,549)	(34,945)
Vessel operating expenses	(56,688)	(56,385)	(106,672)	(108,087)
Depreciation	(41,777)	(40,698)	(82,639)	(80,726)
Amortization of deferred drydocking and special survey costs	(10,485)	(11,515)	(22,782)	(22,485)
General and administrative expenses	(14,865)	(11,206)	(29,502)	(23,428)
Operating income	132,727	125,540	257,924	245,790
OTHER INCOME/(EXPENSES):
Interest income	7,401	3,661	14,958	7,266
Interest expense and finance costs	(8,127)	(9,711)	(19,986)	(19,714)
Gain on investments	20,897	14,734	44,357	17,217
Dividend income	3,128	313	5,443	679
Loss on debt extinguishment	(1,405)	0	(6,027)	0
Loss on equity investments	(534)	(333)	(811)	(565)
Other finance expenses	(947)	(973)	(1,815)	(1,960)
Other (expenses)/income, net	(422)	(1,424)	(11)	(866)
Realized loss on derivatives	(903)	(903)	(1,796)	(1,796)
Total Other Income/(Expenses), net	19,088	5,364	34,312	261
Income before income taxes	151,815	130,904	292,236	246,051
Net Income	$ 151,815	$ 130,904	$ 292,236	$ 246,051
EARNINGS PER SHARE
Basic earnings per share of common stock (in $ per share)	$ 8.34	$ 7.14	$ 16.05	$ 13.27
Diluted earnings per share of common stock (in $ per share)	$ 8.32	$ 7.12	$ 16.02	$ 13.24
Basic weighted average number of common shares (in shares)	18,204	18,344	18,207	18,546
Diluted weighted average number of common shares (in shares)	18,256	18,396	18,245	18,588